Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
Income Taxes
A. Consolidated Statements of Earnings

I. Rate Reconciliations

Year ended Dec. 31	2018	2017	2016
Earnings before income taxes	(96)	(54)	314
Net earnings attributable to non-controlling interests not subject to tax	(19)	(35)	(109)
Adjusted earnings before income taxes	(115)	(89)	205
Statutory Canadian federal and provincial income tax rate (%)	26.8	26.8	26.7
Expected income tax expense (recovery)	(31)	(24)	55
Increase (decrease) in income taxes resulting from:
Lower effective foreign tax rates	(3)	(11)	(16)
Deferred income tax expense related to temporary difference on investment in subsidiary	—	—	11
Writedown (reversal of writedown) of deferred income tax assets	27	(15)	(10)
Statutory and other rate differences	—	110	1
Other	1	4	(3)
Income tax expense (recovery)	(6)	64	38
Effective tax rate (%)	5	72	19

II. Components of Income Tax Expense
The components of income tax expense are as follows:

Year ended Dec. 31	2018	2017	2016
Current income tax expense(1)	28	79	23
Adjustments in respect of deferred income tax of previous years	—	—	(3)
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	(61)	(110)	16
Deferred income tax expense related to temporary difference on investment in subsidiary(2)	—	—	11
Deferred income tax expense resulting from changes in tax rates or laws(3)	—	110	1
Deferred income tax expense (recovery) arising from the writedown (reversal of writedown) of deferred income tax assets(4)	27	(15)	(10)
Income tax expense (recovery)	(6)	64	38

Year ended Dec. 31	2018	2017	2016
Current income tax expense	28	79	23
Deferred income tax expense (recovery)	(34)	(15)	15
Income tax expense (recovery)	(6)	64	38

(1) During 2017, the Corporation recognized current tax expense of $56 million due to the disposition of the Solomon Power Station on Nov. 1, 2017.
(2) In 2016, reorganizations of certain TransAlta subsidiaries were completed in connection with the New Richmond project financing and the disposition of the Canadian Assets to TransAlta Renewables. The reorganizations resulted in the recognition of deferred tax liabilities of $3 million and $8 million, respectively. The deferred tax liabilities had not been recognized previously, as prior to the reorganizations, the taxable temporary differences were not expected to reverse in the foreseeable future.
(3) On Dec. 22, 2017, the US government enacted H.R.1, originally known as the Tax Cuts and Jobs Act, which includes legislation to decrease its federal corporate income tax rate from 35 per cent to 21 per cent. The Corporation's net deferred tax liability associated with its directly owned US operations is made up of a deferred tax asset and a deferred tax liability that net to $6 million. The decrease in the US federal corporate income tax rate resulted in a decrease to the deferred tax asset of $104 million, all of which is recorded as deferred tax expense in the Consolidated Statement of Earnings, offset by a decrease to the deferred tax liability of $110 million, of which $1 million is recorded as deferred tax expense in the Consolidated Statement of Earnings with an offsetting $111 million deferred tax recovery recorded in the Consolidated Statement of Other Comprehensive Income. 2016 relates to the impact of increase in the New Brunswick corporate income tax rate from 12 per cent to 14 per cent, enacted Feb. 3, 2016.
(4) During the year ended Dec. 31, 2018, the Corporation recorded a writedown of deferred income tax assets of $27 million (2017 - $15 million writedown reversal, 2016 - $10 million writedown reversal). The deferred income tax assets relate mainly to the tax benefits of losses associated with the Corporation’s directly owned US operations. The Corporation had written these assets off as it was no longer considered probable that sufficient future taxable income would be available from the Corporation’s directly owned US operations to utilize the underlying tax losses, due to reduced price growth expectations. Net operating losses expire between 2021 and 2037 for losses generated prior to 2018.

B. Consolidated Statements of Changes in Equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2018	2017	2016
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	(12)	(108)	51
Net impact related to net investment hedges	—	(7)	16
Net actuarial gains (losses)	5	(4)	4
Income tax expense reported in equity	(7)	(119)	71

C. Consolidated Statements of Financial Position
Significant components of the Corporation’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2018	2017
Net operating loss carryforwards	547	541
Future decommissioning and restoration costs	113	117
Property, plant and equipment	(896)	(1,009)
Risk management assets and liabilities, net	(145)	(160)
Employee future benefits and compensation plans	68	74
Interest deductible in future periods	48	50
Foreign exchange differences on US-denominated debt	35	42
Deferred coal revenues	23	16
Other deductible temporary differences	—	22
Net deferred income tax liability, before writedown of deferred income tax assets	(207)	(307)
Writedown of deferred income tax assets	(266)	(218)
Net deferred income tax liability, after writedown of deferred income tax assets	(473)	(525)

The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2018	2017
Deferred income tax assets(1)	28	24
Deferred income tax liabilities	(501)	(549)
Net deferred income tax liability	(473)	(525)

(1) The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Corporation’s long-range forecasts.

D. Contingencies
As of Dec. 31, 2018, the Corporation had recognized a net liability of nil (2017 - $4 million) related to uncertain tax positions.